Current and Deferred Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Recognised through other comprehensive income	$ 40,164	$ 54,749
Recognised through profit or loss	492,590	498,726
Deferred taxes	532,754	553,475
Deferred tax liabilities
Recognised through other comprehensive income	(1,025)	(53,310)
Recognised through profit or loss	(171,149)	(164,626)
Deferred tax liabilities before reclassifying	$ (172,174)	$ (217,936)